INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes	INCOME TAXES
Our partnership is a flow through entity for tax purposes and as such is not subject to taxation. However, income taxes are recognized for the amount of taxes payable by the partnership’s corporate subsidiaries and for the impact of deferred tax assets and liabilities related to such subsidiaries.
(a)Deferred Income Tax Balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2020	2019
Deferred income tax assets
Tax losses carried forward	$1,002	$397
Financial instruments and other	408	364
	$1,410	$761
Deferred income tax liabilities
Property, plant and equipment	$(3,367)	$(2,541)
Intangible assets	(2,458)	(2,714)
Investment in associates and investment properties	(73)	(14)
	$(5,898)	$(5,269)
Net deferred income tax liabilities	$(4,488)	$(4,508)
Reflected in the Consolidated Statements of Financial Position as follows:
Deferred income tax assets	$124	$112
Deferred income tax liabilities	(4,612)	(4,620)
Net deferred income tax liabilities	$(4,488)	$(4,508)
The deferred tax asset related to losses available for carry forward includes $80 million (2019: $67 million) of tax benefits that have been recognized based on projections of future taxable profits. In addition, we also consider tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2020	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2020
Deferred income tax assets related to non-capital losses and capital losses	$397	$506	$—	$146	$(50)	$999
Deferred income tax liabilities related to differences in tax and book basis, net	(4,905)	(560)	(125)	(126)	229	(5,487)
Net deferred income tax liabilities	$(4,508)	$(54)	$(125)	$20	$179	$(4,488)

		Recognized in
US$ MILLIONS	Jan. 1, 2019	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2019
Deferred income tax assets related to non-capital losses and capital losses	$394	$40	$—	$(22)	$(15)	$397
Deferred income tax liabilities related to differences in tax and book basis, net	(3,740)	(68)	(142)	54	(1,009)	(4,905)
Net deferred income tax liabilities	$(3,346)	$(28)	$(142)	$32	$(1,024)	$(4,508)

(1)Other items relates to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
A deferred tax asset is not recognized in respect of deductible temporary differences of $143 million (2019: nil), unused capital losses of $143 million (2019: $332 million) and unused non-capital losses of $963 million (2019: $658 million). Of the total unrecognized tax asset of $1,249 million (2019: $990 million), the deductible temporary differences of $143 million (2019: nil) and unused capital losses of $143 million (2019: $332 million) do not expire.
The following table details the expiry date, if applicable, of the non-capital losses:

	Year of Expiration
US$ MILLIONS	2021	2022	2023	2024	2025	Beyond	Do not expire	Total
As of December 31, 2020	$36	$37	$18	$7	$5	$287	$573	$963
As of December 31, 2019	5	36	38	29	4	223	323	658
(b)Income Tax Recognized in Profit or Loss
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Tax expense comprises:
Current income tax expense	$237	$250	$318
Deferred income tax (recovery) expense
Origination and reversal of temporary differences	(37)	29	53
Changes in tax rates or the imposition of new taxes	41	(20)	(11)
Previously unrecognized deferred taxes	50	19	4
Total income tax expense	$291	$278	$364
Net income before income tax expense reconciles to income tax expense as follows:
Net income before income tax	$1,195	$928	$1,170
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	431	304	275
Change in substantively enacted tax rates	41	(20)	(11)
International operations subject to different tax rates	(21)	(6)	(17)
Taxable income attributable to non-controlling interests	(91)	(62)	(35)
Portion of gains subject to different tax rates	(117)	34	141
Deferred tax assets not recognized	50	19	4
Permanent differences and other	(2)	9	7
Income tax expense recognized in profit or loss	$291	$278	$364
As the partnership is not subject to tax, the above reconciliation has been prepared using a composite statutory rate for jurisdictions where Brookfield Infrastructure’s subsidiaries operate. The composite rate has decreased due to changes in the related operating income in the various subsidiaries and changes in local statutory rates.
The partnership has approximately $15 million (2019: $2,441 million) of temporary differences associated with investments in subsidiaries, and associates for which no deferred income taxes have been provided.
(c)Income Tax Recognized Directly in Other Comprehensive Income

US$ MILLIONS	2020	2019	2018
Deferred income tax arising on income and expenses recognized in other comprehensive income:
Revaluation of property, plant and equipment	$(219)	$(148)	$(95)
Cash flow hedges	63	3	3
Pension plan actuarial changes	31	3	(5)
Total income tax expense recognized directly in other comprehensive income	$(125)	$(142)	$(97)